Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on a Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Liabilities:
Short-term debt		$ (421)	$ (556)
Long-term debt		(8,766)	(8,656)
Carrying Amount [Member] | Level III [Member]
Assets:
Notes hedges	[1]	258	241
Liabilities:
Notes Embedded Conversion Derivative	[1]	(258)	(241)
Carrying Amount [Member] | Level II [Member]
Assets:
Other financial assets		40	47
Derivative instruments-assets		3	2
Liabilities:
Short-term debt		(15)	(22)
Other long-term debt		(1)	(15)
Warrants			(168)
Derivative instruments-liabilities		(6)	(4)
Carrying Amount [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt		(406)	(534)
Long-term debt		(7,752)	(7,669)
Carrying Amount [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt		(1,014)	(972)
Estimated Fair Value [Member] | Level III [Member]
Assets:
Notes hedges	[1]	258	241
Liabilities:
Notes Embedded Conversion Derivative	[1]	(258)	(241)
Estimated Fair Value [Member] | Level II [Member]
Assets:
Other financial assets		40	47
Derivative instruments-assets		3	2
Liabilities:
Short-term debt		(15)	(22)
Other long-term debt		(1)	(15)
Warrants			(168)
Derivative instruments-liabilities		(6)	(4)
Estimated Fair Value [Member] | Level II [Member] | Notes Payable to Banks [Member] | USD Notes [Member]
Liabilities:
Short-term debt		(406)	(535)
Long-term debt		(8,011)	(7,723)
Estimated Fair Value [Member] | Level II [Member] | Convertible Debt [Member] | 2019 Cash Convertible Senior Notes [Member]
Liabilities:
Long-term debt		$ (1,310)	$ (1,260)

[1]	During the fourth quarter of 2016, the Notes hedges and the Notes Embedded Conversion Derivative were transferred from level 2 to level 3 of the fair value hierarchy.